Trade receivables - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	€ 4.8	€ 4.4
Receivables from contracts with customers	33.7	€ 23.9
Receivables from governmental institutions (B+Country)
Disclosure Of Trade Receivables [Line Items]
Trade receivables past due	€ 3.4